Related Party Transactions	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship
Guozhen Liu	Limited partner of Changxin International Limited Partnership, executive director and legal representative of Park Ha Shanghai, supervisor of Xinzhan, parent of Xiaoqiu Zhang
Fujun Yu	Legal representative and executive director of Park Ha Jiangsu, supervisor of Park Ha Shanghai
Hengquan Zhang	Supervior of Park Ha Jiangsu, parent of Xiaoqiu Zhang
Xiaoqiu Zhang	CEO, Chairperson of the board of directors, controlling shareholder of Park Ha Cayman
Li Wang	Supervisor of Park Ha Investment, director of the Company

Due from related party

The Company made advances to Ms. Xiaoqiu Zhang for working capital to be paid on behalf of the Company. The balance due from Ms. Xiaoqiu Zhang was $35 and $14,339 as of October 31, 2025 and 2024, respectively.

Due to related party

Ms. Li Wang made a payment for rent on behalf of the Company. The balance due to Ms. Li Wang was $ 7,026 and $nil as of October 31, 2025 and 2024, respectively.

The amounts due from related party and due to related party above are non-interest bearing, without maturity and due on demand.